Note 15 - Quarterly Financial Information (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue		$ 235,586	$ 43,293	$ 65,848	$ 162,747	$ 119,533	$ 55,681	$ 47,993	$ 11,014
Operating loss	$ (1,097,913)	(2,022,257)	(2,415,818)	(2,803,433)	(2,675,300)	(3,147,929)	(2,389,291)	(2,712,065)	(2,552,293)	$ (2,399,009)	$ (5,478,733)	$ (9,916,808)	$ (10,801,578)	$ (13,403,550)
Net income (loss)	$ (3,185,359)	$ (4,674,752)	$ 1,792,956	$ (2,728,876)	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)	$ (3,731,884)	$ (6,923,341)	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Income (Loss) Per Share (Basic and Diluted) (in dollars per share)	$ (0.03)	$ (0.02)	$ 0.02	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0	$ (0.04)	$ (0.07)	$ (0.10)	$ (0.11)	$ (0.14)